Segment information - Percent of revenue by geographical location (Details) - Geographic Concentration Risk - Revenue, Product and Service Benchmark	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Asia
Segment Reporting [Line Items]
Concentration percentage	34.00%	5.00%	45.00%	7.00%
Americas
Segment Reporting [Line Items]
Concentration percentage	50.00%	16.00%	41.00%	14.00%
Europe
Segment Reporting [Line Items]
Concentration percentage	16.00%	79.00%	14.00%	79.00%